Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 18 – Fair Value of Financial Instruments

The Company applies ASC Topic 820 for fair value measurements of financial assets and financial liabilities. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 valuation based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 valuation based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs  for the asset or liability, either directly or indirectly.

Level 3 valuation based on unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company’s available-for-sale and trading securities are classified within Level 1 because their value was determined using quoted market prices in active markets. The Company’s currency conversion derivatives are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2015.

Assets and liabilities measured at fair value at December 31, 2015 and 2014 are summarized below:

	Fair value measurements at reporting date using
		Quoted prices in	Significant
		Active markets	Other	Significant
		For identical	Observable	Unobservable
	December 31	Assets	Inputs	Inputs
	2015	(Level 1)	(Level 2)	(Level 3)
Assets:
Fair value of derivatives	205	-	205	-

Total	205	-	205	-

Liabilities
Fair value of derivatives	262	-	262	-
Contingent consideration in respect
of acquisition	422	-	-	422
	684	-	262	422

The fair value calculation of the significant other observable inputs (level 2) based on the common methodology of Garman-Kohlhagen model (a theoretical model for options valuation that is an expansion of Black–Scholes model for foreign exchange options) in which the fair value of each option is equal to the premium that will be received or paid for the option, based on observable market data, such as spot rate, yield curves, exchange rate volatility and quoted prices for similar options, as of the fair value calculation date (level 2 fair value hierarchy).

The Company classifies the contingent consideration liability in connection with our acquisition of ESS within Level 3 as factors used to develop the estimated fair value are unobservable inputs that are not supported by market activity. The estimated fair value of the contingent consideration liability is based on possible scenarios  of the forecasted contribution of ESS for each period using the Monte Carlo simulation. The fair value estimate of this liability was $422.

	Fair value measurements at reporting date using
		Quoted prices in	Significant
		Active markets	Other	Significant
		For identical	Observable	Unobservable
	December 31	Assets	Inputs	Inputs
	2014	(Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	613	613	-	-
Available-for-sale securities:
Corporate debentures	7,442	7,442	-	-
US government or government	915	915	-	-
Fair value of derivatives	1,182	-	1,182	-

Total	10,152	8,970	1,182	-

Liabilities
Fair value of derivatives	2,391	-	2,391	-
Contingent consideration in respect
of acquisition	3,550	-	-	3,550
	5,941	-	2,391	3,550

In addition, the Company’s financial assets and liabilities consist of cash and cash equivalents,  trade and other receivables and trade and other payables. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held for severance benefits are recorded at their current cash redemption value.

The unrealized losses on investments in U.S government or government agencies and corporate debt securities were caused mainly by current market conditions. Since the Company does not plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.

During 2015 the company recorded gain due to change in the fair value of contingent consideration of $3,550 related to the 2013  acquisition of TVP Group Ltd. This amount is included in general and administrative expenses in the consolidated statmants of income.

The fair value calculation of the significant unobservable inputs (level 3) was based on five possible scenarios according to the management assumption; each scenario was comprised of a performance indicator and a probability.